Bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2014
Bank loans and other debt [Abstract]
Schedule of Bank Loans and Other Debt

	December 31,
	2014	2013
China Merchants Bank(a)	$4,835	$1,652
Bank of Beijing (b)	8,059	—
Bank of China (c)	1,612	1,652
Industrial and Commercial Bank of China (d)	3,223	—

Bank loans less than one year	17,729	3,304

China Construction Bank (e)	13,861	330
China Construction Bank (f)	4,044	518
Bank of Beijing (g)	11,741	12,065

Current portion of long-term bank loans	29,646	12,913

China Construction Bank (e)	—	14,206
China Construction Bank (f)	—	4,145
Bank of Beijing (g)	—	12,065
Beijing Zhongguancun Development Group (h)	1,803	1,730

Long-term bank loans and other debt	1,803	32,146

Total bank loans and other debt	$49,178	$48,363

Schedule of aggregate annual principal payments of loans payable	Aggregate annual principal payments of loans payable as of December 31, 2014 are as follows:
Within 1 year	$47,375
Between 1 and 2 years	1,803
Total	$49,178